Basis of Accounting - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 CAD ($) $ / shares	Mar. 31, 2021 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Apr. 01, 2022 CAD ($)	Mar. 28, 2022 USD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Name of ultimate parent of group			mCloud
Date of authorisation for issue of financial statements	May 16, 2022		Apr. 29, 2022
Net loss for the year	$ 11,023,121	$ 9,751,609	$ 44,699,313	$ 34,860,963	$ 27,894,834
Net cash used in operating activities	(3,770,521)	(4,929,675)	(28,329,771)	(24,855,800)	$ (15,988,223)
Working capital deficit	51,422,591		42,108,177
Current borrowings	4,710,549		3,460,109	976,779
Trade and other current payables	17,079,919		12,421,309	12,924,256
Current lease liabilities	$ 453,855		$ 410,674	$ 835,472
Adjusted amount		$ 945,470
Net loss per share basic and diluted | $ / shares	$ 0.61	$ 1.12	$ 3.73	$ 5.07	$ 7.3
Going Concern Assessment [Member] | Term Loan [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, Maturity	the repayment of a portion of the term loan on May 6, 2022 and the agreement executed whereby the term loan will be repaid in full on or before October 31, 2022 (Note 8);
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Net loss per share basic and diluted | $ / shares		1.12
Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Net loss per share basic and diluted | $ / shares		$ 1.02
Short-term borrowings [member] | Events After Reporting Period [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notional amount						$ 5,000,000
Promissory Note [Member] | Events After Reporting Period [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notional amount							$ 15,000,000
Not later than one year [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Trade and other current payables	$ 17,079,919		$ 12,421,309
Current lease liabilities	1,350,000		1,000,000
Not later than one year [member] | Two Thousand And Nineteen Convertible Debentures [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Current borrowings	24,043,938		23,457,500
Not later than one year [member] | Short-term borrowings [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Current borrowings	$ 14,087,476		$ 11,763,697